Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Designated at fair value through profit or loss	€ 3,448	€ 5,740
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	(177)	5
Notional value of related credit derivatives	2,486	3,807
Financial assets at fair value through profit or loss | Credit risk
Disclosure of financial assets [line items]
Designated at fair value through profit or loss	2,454	3,797
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	85	173
Cumulative change in fair value of changes in credit risk	513	489
Change for current year	23
Change in fair value of the credit derivatives for the current year	(88)	24
Financial assets at fair value through profit or loss | - Derivatives
Disclosure of financial assets [line items]
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	(85)	(214)
Change in fair value of the credit derivatives for the current year	€ 128	€ (95)